BASIC AND DILUTED LOSS PER SHARE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure Basic and Diluted Loss Per Share [Abstract]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share
Diluted loss per share is computed similarly to basic loss per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive.

	For the Three Months Ended September 30,						For the Nine Months Ended September 30,
	2013			2012			2013			2012
	Loss	Shares	Per Share	Loss	Shares	Per Share	Loss	Shares	Per Share	Loss	Shares	Per Share
	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount
Net loss	$(3,679,337)			$(3,014,640)			$(15,918,055)			$(5,858,578)

Basic and Diluted EPS
Loss available to common stockholders	$(3,679,337)	4,932,064	$(.75)	$(3,014,640)	4,541,868	$(0.66)	$(15,918,055)	4,767,851	$(3.34)	$(5,858,578)	4,539,432	$(1.29)

Potentially Dilutive Securities
As of September 30, 2013, potentially dilutive securities include:

September 30, 2013

Warrants to purchase common stock	6,474,250
Options to purchase common stock	738,485
Total potentially dilutive securities	7,212,735

Potentially dilutive securities include:
	December 31, 2012	December 31, 2011
Options to purchase common stock	–	-